Label	Element	Value
Document And Entity Information Elements	ck0001593547_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016